REVENUE FROM STRATEGIC CAPITAL SERVICES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from strategic capital services	$ 54,458	$ 160,088
Asset management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from strategic capital services	11,290	12,431
Performance fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from strategic capital services	10,359	110,330
Development fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from strategic capital services	31,034	26,826
Property management fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from strategic capital services	$ 1,775	$ 10,501